Consolidated statements of changes in equity (Parenthetical) (CHF) In Millions, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Consolidated statements of changes in equity
Par value (CHF) (in CHF per share)	0.04	0.04	0.04	0.04	0.04
Treasury shares (in shares)	3,511,364	3,511,364	0.00000	4,010,074	3,103,396
Unissued shares (in shares)	805,730,391	805,730,391	643,620,119	643,807,004	665,936,917
Tax benefit (charge) from the excess fair value of compensation expense	(5)	(14)
Unissued shares reserved for potential conversion of issued buffer capital notes into shares	449,750,000	449,750,000
Unissued shares reserved for potential conversion of issued buffer capital notes and mandatory and contingent covertible securities into shares	732,326,910	732,326,910